Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2014:
Basic EPS
Net income available to common shareholders	$153,151	66,872,500	$2.29
Potential dilutive common shares and warrants	—	183,956

Diluted EPS	$153,151	67,056,456	$2.28

December 31, 2013:
Basic EPS
Net income available to common shareholders	$126,351	67,195,180	$1.88
Potential dilutive common shares	—	119,679

Diluted EPS	$126,351	67,314,859	$1.88

December 31, 2012:
Basic EPS
Net income available to common shareholders	$93,473	67,236,681	$1.39
Potential dilutive common shares	—	77,282

Diluted EPS	$93,473	67,313,963	$1.39